(10) Income Taxes: Schedule of Components of Income Tax Expense (Benefit) (Tables)	12 Months Ended
Dec. 31, 2012
Tables/Schedules
Schedule of Components of Income Tax Expense (Benefit)

For the years ended December 31, 2012 and 2011, the components of income tax expense are as follows:

	Year Ended December 31
	2012	2011
Current provision:
Federal	$ -	$ -
State	7,440	7,495
	7,440	7,495
Deferred benefit:
Federal	-	-
State	-	-
	-	-
Income tax expense	$ 7,440	$ 7,495